UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08689

                              THE NEVIS FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                               901 S. Bond Street
                                    Suite 400
                               Baltimore, MD 21231
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-540-6807

                      DATE OF FISCAL YEAR END: MAY 31, 2005

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                          [Nevis Mountain Logo Omitted]

                              The Nevis Fund, Inc.


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                TABLE OF CONTENTS

Statement of Net Assets ....................................................  1
Statement of Operations ....................................................  4
Statement of Changes in Net Assets .........................................  5
Financial Highlights .......................................................  6
Notes to Financial Statements ..............................................  7
Disclosure of Fund Expenses ................................................ 10
Approval of Investment Advisory Agreements ................................. 11
Shareholder Voting Results ................................................. 12














A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-877-44-NEVIS; and (ii) on the U.S. Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STATEMENT OF NET ASSETS                                   THE NEVIS FUND, INC.
November 30, 2005                                                  (Unaudited)

SECTOR WEIGHTINGS+:

[Bar Chart Omitted]
Plot Points Follow:

9.8% Medical Products & Services
7.9% Services-Business Services
7.3% Services-Prepackaged Software
5.6% Chemicals
5.4% Aerospace & Defense
5.1% Computers & Services
4.7% Wholesale
4.5% Semiconductors & Related Devices
4.5% Drugs
4.4% Leisure & Recreational Products
4.3% Entertainment
4.1% Restaurant
4.0% Services-Computer Programming Services
4.0% Measuring Devices
4.0% Services-Computer Integrated Systems Design
3.6% Testing Laboratories
3.6% Retail
3.6% Biological Products
3.1% Schools
2.4% Information Retrieval Services
2.1% Research & Development
2.0% Money Market Funds

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                                                                                   Market
                                                                                    Value
                                                                   Shares       ($ Thousands)
                                                                   ------      --------------
COMMON STOCK 97.1%
AEROSPACE & DEFENSE 5.4%
   Armor Holdings*                                                 23,700      $   1,040
----------------------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS 3.5%
   Connetics*                                                      51,550            684
----------------------------------------------------------------------------------------------
CHEMICALS 5.6%
   Symyx Technologies*                                             39,887          1,087
----------------------------------------------------------------------------------------------
COMPUTERS & SERVICES 5.1%
   Dell*                                                           32,500            980
----------------------------------------------------------------------------------------------
DRUGS 4.5%
   Salix Pharmaceuticals Ltd.*                                     44,652            865
----------------------------------------------------------------------------------------------
ENTERTAINMENT 4.2%
   Scientific Games, Cl A*                                         28,979            821
----------------------------------------------------------------------------------------------
INFORMATION RETRIEVAL SERVICES 2.4%
   CoStar Group*                                                    9,956            467
----------------------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS 4.4%
   Brunswick                                                       21,500            845
----------------------------------------------------------------------------------------------
MEASURING DEVICES 3.9%
   Flir Systems*                                                   30,848            763
----------------------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES 9.7%
   DaVita*                                                         21,076          1,106
   Kinetic Concepts*                                               20,000            779
----------------------------------------------------------------------------------------------
                                                                                   1,885
----------------------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT 2.1%
   Senomyx*                                                        32,000            408
----------------------------------------------------------------------------------------------


           The accompanying notes are an integral part of the financial statements.

                                        1


STATEMENT OF NET ASSETS (CONTINUED)                                      THE NEVIS FUND, INC.
November 30, 2005                                                                 (Unaudited)


                                                                                    Market
                                                                                    Value
                                                                   Shares       ($ Thousands)
                                                                   ------      --------------
RESTAURANTS 4.0%
   PF Chang's China Bistro*                                        15,250      $     785
---------------------------------------------------------------------------------------------
RETAIL 3.6%
   PetSmart                                                        29,000            691
---------------------------------------------------------------------------------------------
SCHOOLS 3.0%
   Apollo Group, Cl A*                                              8,250            587
---------------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES 4.5%
   Amphenol, Cl A                                                  21,000            877
---------------------------------------------------------------------------------------------
SERVICES-BUSINESS SERVICES 7.8%
   Gevity HR                                                       30,400            861
   Opsware*                                                       112,000            661
---------------------------------------------------------------------------------------------
                                                                                   1,522
---------------------------------------------------------------------------------------------
SERVICES-COMPUTER INTEGRATED SYSTEMS DESIGN 3.9%
   Parametric Technology*                                         130,000            760
---------------------------------------------------------------------------------------------
SERVICES-COMPUTER PROGRAMMING SERVICES 4.0%
   Wind River Systems*                                             56,248            775
---------------------------------------------------------------------------------------------
SERVICES-PREPACKAGED SOFTWARE 7.2%
   Electronic Arts*                                                11,500            648
   Mapinfo*                                                        52,000            747
---------------------------------------------------------------------------------------------
                                                                                   1,395
---------------------------------------------------------------------------------------------
TESTING LABORATORIES 3.6%
   Core Laboratories*                                              19,000            693
---------------------------------------------------------------------------------------------
WHOLESALE 4.7%
   Sysco                                                           28,000            905
---------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (Cost $18,311)                                                                 18,835
=============================================================================================

MONEY MARKET FUNDS 2.0%
   Evergreen Select Treasury Money Market Fund, Cl I, 3.70%**     195,881            196
   Wachovia Institutional Trust Fund, 3.66%**                     192,625            193
---------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUNDS
   (Cost $389)                                                                       389
=============================================================================================
TOTAL INVESTMENTS 99.1%
   (Cost $18,700)                                                                 19,224
=============================================================================================



           The accompanying notes are an integral part of the financial statements.

                                        2


STATEMENT OF NET ASSETS (CONCLUDED)                                      THE NEVIS FUND, INC.
November 30, 2005                                                                 (Unaudited)


                                                                                    Value
                                                                                ($ Thousands)
                                                                               --------------
OTHER ASSETS AND LIABILITIES 0.9%
Payable for Investment Securities Purchased                                    $    (295)
Investment Advisory Fee Payable                                                      (24)
Other Assets and Liabilities, Net                                                    498
---------------------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                                   179
=============================================================================================
NET ASSETS -- 100.0%                                                            $ 19,403
=============================================================================================

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)
   based on 1,493,202 outstanding shares of beneficial interest                $ 147,352
Accumulated net investment loss                                                     (116)
Accumulated net realized loss on investments                                    (128,357)
Net unrealized appreciation on investments                                           524
---------------------------------------------------------------------------------------------
NET ASSETS                                                                     $  19,403
=============================================================================================
Net Asset Value, Offering and Redemption Price Per Share                       $   12.99
=============================================================================================
* NON-INCOME PRODUCING SECURITY.
** RATE SHOWN IS THE 7-DAY YIELD AS OF NOVEMBER 30, 2005.
CL -- CLASS
LTD. -- LIMITED




           The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                      HE NEVIS FUND, INC.
For the six month period ended November 30, 2005                    (Unaudited)


                                                                   ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------
   Dividend Income                                                  $    32
   Interest Income                                                        5
--------------------------------------------------------------------------------
Total Investment Income                                                  37
--------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees (See Note 4)                                153
--------------------------------------------------------------------------------
Total Expenses                                                          153
--------------------------------------------------------------------------------
Net Investment Loss                                                    (116)
--------------------------------------------------------------------------------
Net Realized Loss on Investments                                    (31,608)
Net Change in Unrealized Appreciation on Investments                 32,198
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments                         590
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                $   474
================================================================================








    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                                                                              THE NEVIS FUND, INC.
For the six month period ended November 30, 2005 (Unaudited) and the year ended May 31, 2005


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         6/1/05
                                                                                           to
                                                                                        11/30/05
                                                                                      ($ Thousands)                    2005
                                                                                       (Unaudited)                 ($ Thousands)
                                                                                      -------------                -------------
OPERATIONS:
   Net Investment Loss                                                                 $   (116)                     $  (320)
   Net Realized Loss on Investments                                                     (31,608)                      (1,170)
   Net Change in Unrealized Appreciation on Investments                                  32,198                        1,130
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations                          474                         (360)
------------------------------------------------------------------------------------------------------------------------------------
SHARES TRANSACTIONS:
   Proceeds from Shares Issued                                                            2,126                          289
   Redemption Fees (See Note 7)                                                               1                            1
   Cost of Shares Repurchased                                                            (3,640)                      (9,235)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Capital Share Transactions                                (1,513)                      (8,945)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                                             (1,039)                      (9,305)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                                                   20,442                       29,747
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   End of Period                                                                       $ 19,403                      $20,442
====================================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                                        $   (116)                     $    --
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Shares Issued                                                                            126                           23
   Shares Redeemed                                                                         (283)                        (755)
====================================================================================================================================
NET DECREASE IN SHARES FROM CAPITAL SHARE TRANSACTIONS                                     (157)                        (732)
====================================================================================================================================


                               The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                            THE NEVIS FUND, INC.
For a share outstanding for the six month period ended November 30, 2005 (Unaudited) and for the years ended May 31,

                               Realized                                                                          Ratio
         Net                     and                                 Net                  Net                   of Net
        Asset                Unrealized                             Asset                Assets      Ratio    Investment
        Value       Net     Gains (Losses)  Total from              Value                 End     of Expenses    Loss      Portfolio
      Beginning  Investment      on         Investment Redemption    End      Total    of Period   to Average  to Average  Turnover
      of Period    Loss       Securities    Operations    Fees    of Period  Return+ ($ Thousands) Net Assets  Net Assets    Rate
====================================================================================================================================
2005*  $12.39    $(0.07)(2)  $  0.67(2)     $  0.60      $0.00**   $12.99      4.84%    $19,403       1.50%      (1.14)%    52.27%
2005    12.49     (0.16)(2)     0.06(1)(2)    (0.10)      0.00**    12.39     (0.80)     20,442       1.50       (1.31)     15.96
2004     9.85     (0.22)        2.84           2.62       0.02      12.49     26.80      29,747       1.50       (1.48)     61.35
2003    10.20     (0.11)       (0.24)         (0.35)      0.00**     9.85     (3.43)     31,648       1.50       (1.43)     51.24
2002    18.62     (0.32)       (8.10)         (8.42)      0.00**    10.20    (45.22)     36,632       1.50       (1.33)     26.20
2001    30.98     (0.31)      (12.05)        (12.36)      0.00      18.62    (39.90)     80,011       1.50       (1.45)     21.86
------------------------------------------------------------------------------------------------------------------------------------

 *  FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
**  INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.
 +  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
(1) THE AMOUNT SHOWN FOR THE YEAR ENDED MAY 31, 2005 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH THE AGGREGATE
    NET LOSSES ON INVESTMENT FOR THAT YEAR BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET
    VALUE OF THE INVESTMENTS OF THE FUND.
(2) CALCULATED USING THE AVERAGE SHARES METHOD.


                               The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                               THE NEVIS FUND, INC.
November 30, 2005                                                    (Unaudited)


1. ORGANIZATION:

THE NEVIS FUND, INC. (the "Fund") was incorporated in Maryland on February 20, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's prospectus provides a description of the Fund's investment goals and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on the NASDAQ national market system are valued at the official closing price. Short term investments that have remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale), or securities for which market quotations are not reliable, are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Directors (the "Board"), in accordance with methods that are specifically authorized by the Board. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. If a significant event which is likely to impact the value of one or more securities held by the Fund occurs after the time at which the market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading may include, among others, securities trading in other markets, corporate announcements, natural and other disasters, and political and other events. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At November 30, 2005, no securities were fair valued.

   FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company. The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for Federal income or excise taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Fund are also officers of SEI Investments Global Funds Services (the "Administrator"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

4. INVESTMENT MANAGEMENT ARRANGEMENTS:

On October 1, 2005, Brown Investment Advisory Incorporated (the "Adviser") replaced Nevis Capital Management LLC ("Nevis") as the investment adviser to the Fund. Pursuant to an Investment Management Agreement between the Fund and the Adviser, the terms of which are substantially identical (with the exception of duration) to those of the previous Investment Management Agreement between the Fund and Nevis, the Adviser receives an annual fee equal to 1.50% of the Fund's average daily net assets. Pursuant to its Investment Management Agreement with the Fund, the Adviser will only pay ordinary expenses incurred in the conduct of the Fund's operations. The Fund will bear any extraordinary expenses incurred in the course of its business. For purposes of the Investment Management Agreement, commissions related to the Fund's portfolio transactions are not considered operating expenses, but are instead considered "investment" expenses and will, therefore, be paid by the Fund.

5. ADMINISTRATION, TRANSFER AGENCY AND SERVICES, CUSTODIAN AND
   DISTRIBUTION AGREEMENTS:

As discussed above, the Adviser has agreed to bear all ordinary expenses incurred in the conduct of the Fund's operations. This includes the following contractual relationships:

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                   THE NEVIS FUND, INC.
November 30, 2005                                                    (Unaudited)


The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee, computed daily and paid monthly, at the annual rate of 0.12% of the first $100 million of the Fund's average daily net assets, 0.10% of the next $100 million of such assets, and 0.08% of such assets in excess of $200 million subject to a minimum annual fee of $120,000. For the six months ended November 30, 2005, the Administrator received $60,493.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a Transfer Agency and Services Agreement with the Fund.

Wachovia Bank, N.A. serves as custodian for the Fund.

Upon shareholder approval on December 30, 2005 to reorganize the Fund into the Brown Advisory Opportunity Fund, Citigroup Fund Services, LLC provides certain administration, portfolio accounting and transfer agency services to the Fund.

As of December 30, 2005, Foreside Fund Services, LLC, the Fund's principal underwriter (the "Distributor") acts as the Fund's representative in connection with the offering of the Fund's shares. The Distributor may enter into arrangements with broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

6. FEES PAID TO INDEPENDENT DIRECTORS:

For the six month period ended November 30, 2005, Independent Director Charles
E. Noell received $1,500, and Independent Directors Bailey Morris-Eck and Joseph
R. Hardiman each received $2,500, for attendance at Board meetings.

7. REDEMPTION FEE:

The Fund imposes a redemption fee equal to 2% on shares redeemed within 180 days of their purchase. The redemption fee is intended to limit short-term trading in the Fund. Any proceeds from the fees will be credited to the assets of the Fund. For the six month period ended November 30, 2005, $1,061 in redemption fees were retained by the Fund.

8. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended November 30, 2005 were as follows (000):

Purchases.....................................................       $10,237
Sales.........................................................        11,935

9. FEDERAL TAX INFORMATION:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

During the years ended May 31, 2005 and May 31, 2004, there were no dividends or distributions declared by the Fund.

As of May 31, 2005, the components of accumulated losses on a tax basis were as follows (000):

Capital loss carryforwards:
         Expiring in 2009                   $ (15,922)
         Expiring in 2010                     (20,955)
         Expiring in 2011                     (35,702)
         Expiring in 2012                     (22,992)
         Expiring in 2013                        (458)
                                            ---------
Total capital loss carryforwards              (96,029)
Post-October losses                              (720)
Net unrealized depreciation                   (31,674)
                                            ---------
         Total accumulated losses           $(128,423)
                                            =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2004 through May 31, 2005 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At November 30, 2005, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at November 30, 2005, is as follows (000):


Federal Tax Cost................................         $18,700
                                                         =======
Aggregate gross unrealized
  appreciation ................................          $ 3,339
Aggregate gross unrealized
  depreciation ................................           (2,815)
                                                         -------
Net unrealized appreciation ...................          $   524
                                                         =======

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                   THE NEVIS FUND, INC.
November 30, 2005                                                    (Unaudited)


10. CONCENTRATION/RISK:

The Fund is non-diversified, which means that it may invest in the securities of relatively few companies. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these companies and may experience increased volatility due to its investments in those securities.

11. COMMITMENTS AND CONTINGENCIES:

The Fund is involved, from time to time, in litigation arising in the ordinary course of business, which, in the opinion of management, is not expected to result in any significant adverse impact on the Fund's net assets or results of operations. The Fund is covered by a directors and officer's insurance policy with an initial $500,000 deductible for various litigation matters.

12. SUBSEQUENT EVENT:

On September 16, 2005 the Board proposed the reorganization of the Fund into Institutional Shares of the Brown Advisory Opportunity Fund, a newly created series of the Forum Funds. The reorganization was approved by shareholders at a meeting of shareholders which was held on December 30, 2005.

DISCLOSURE OF FUND EXPENSES                                 THE NEVIS FUND, INC.
November 30, 2005                                                    (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                             BEGINNING      ENDING                    EXPENSES
                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                               VALUE         VALUE        EXPENSE      DURING
                               6/1/05       11/30/05       RATIOS       PERIOD*
-------------------------------------------------------------------------------

   Actual Fund Return        $1,000.00    $1,048.40        1.50%        $7.70
   Hypothetical 5% Return     1,000.00     1,017.55        1.50          7.59

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS                  THE NEVIS FUND, INC.
November 30, 2005                                                    (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Directors who are not parties to the Interim Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Directors calls and holds a meeting to decide whether to renew the Interim Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Directors use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Interim Investment Advisory Agreement for another year.

At its September 16, 2005 meeting, the Board considered the approval of the Interim Investment Advisory Agreement for an initial term of no more than 150 days or such time as a meeting of the shareholders may be called for the purpose of seeking approval of the agreement by a majority of the Fund's outstanding securities, whichever is sooner. In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; and
(b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Fund, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Directors then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Interim Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered that the Adviser has managed assets, including those of mutual funds, since 1993 and that as of August 31, 2005, the Adviser and its affiliates had approximately $5.81 billion in client assets. In addition, the Board considered the qualifications and experience of the portfolio management team, reviewed general information about the Adviser's performance, approved its Code of Ethics and compliance procedures before concluding that it was satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Fund and that there was a reasonable basis upon which to come to such conclusion.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. The Directors reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. The Board was satisfied that the Adviser had adequate financial resources and was committed to the long-term success of the Fund. The Board also considered and was satisfied with the Adviser's intention to maintain a cap on the Fund's annual operating expenses through waivers of its fee and, to the extent necessary, reimbursing certain expenses of the Fund. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Directors did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Directors, unanimously concluded that: (a) the scope and quality of the services to be provided to the Fund under the Interim Investment Advisory Agreement will be at least equivalent to the scope and quality of services provided under the Fund's current advisory agreement with Nevis; and (b) the Adviser's fees payable under the Interim Investment Advisory Agreement are no greater than that paid under the current advisory agreement in effect with Nevis.

SHAREHOLDER VOTING RESULTS                                  THE NEVIS FUND, INC.
November 30, 2005                                                    (Unaudited)

A special meeting of shareholders of the Fund was held on December 30, 2005. The proposal approved by shareholders at the special meeting and the results of the shareholder vote were as follows:

PROPOSAL 1: To approve the Agreement and Plan of Conversion and Termination that provides for the reorganization of The Nevis Fund, Inc. into the Brown Advisory Opportunity Fund, a series of Forum Funds, as described in the Combined Proxy Statement and Prospectus, dated November 23, 2005, is as follows:

                                  NUMBER OF        % OF SHARES       % OF SHARES
                                   SHARES          OUTSTANDING         PRESENT
                                -----------        -----------       -----------
   Affirmative ..............   893,909.725          57.767%            96.671%
   Against ..................    11,410.414            .738%             1.233%
   Abstain ..................    19,377.123           1.252%             2.096%
   Total ....................   924,697.262          59.757%           100.000%

                                      NOTES

NEV-SA-001-0500

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Nevis Fund, Inc.


By (Signature and Title)*                 /s/ James Ndiaye
                                          -----------------------------------
                                          James Ndiaye
                                          Vice President and Assistant Secretary

Date:  2/2/06





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James Ndiaye
                                          -----------------------------------
                                          James Ndiaye
                                          Vice President and Assistant Secretary

Date: 2/2/06


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------------------
                                          Michael Lawson
                                          Chief Financial Officer

Date: 2/2/06

* Print the name and title of each signing officer under his or her signature.